UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bristol Investment Partners LLC
Address: 777 Post Road, 2nd Floor
         Darien, CT 06820

Form 13F File Number: 1. 028-14061

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Anna Povinelli
Title: Chief Compliance Officer
Phone: 203 642-3228

Signature, Place, and Date of Signing:

 /s/ Anna Povinelli           Darien, CT                  07/31/2011
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  22
Form 13F Information Table Value Total:  $403,363,000

List of Other Included Managers:

NONE

Bristol Investment Partners LLC
                           FORM 13F INFORMATION TABLE

                                                             VALUE     SHARES  SH/   PUT/  INVSTMT  OTHER         VOTING AUTHORITY
 NAME OF ISSUER               TITLE OF CLASS       CUSIP    (x$1000)  PRN AMT  PRN   CALL  DSCRETN  MANAGERS    SOLE    SHARED  NONE
 --------------               --------------       -----    --------  -------  ---   ----  -------  --------    ----    ------  ----
AGINICO-EAGLE MINES LTD       COM                008474108       21276  337016 SH           SOLE               337016      0      0
ALLIED NEVADA GOLD CORP       COM                019344100        6860  193937 SH           SOLE               193937      0      0
AURICO GOLD INC               COM                05155C105       25943 2360601 SH           SOLE              2360601      0      0
BARRICK GOLD CORP  	      COM                067901108       13088  288983 SH           SOLE               288983      0      0
CGA MINING LTD                COM                B0694M0         10936 3523534 SH           SOLE              3523534      0      0
DETOUR GOLD CORP              COM                250669108       21081  726629 SH           SOLE               726629      0      0
ELDORADO GOLD CORP            COM                284902103       18154 1231601 SH           SOLE              1231601      0      0
EUROPEAN GOLDFIELDS LTD       COM                298774100       29040 2769981 SH           SOLE              2769981      0      0
EXETER RESOURCE CORP          COM                301835104        3987  953710 SH           SOLE               953710      0      0
GOLD FIELDS LTD-SPONS ADR     ADRS               38059T106       15059 1032132 SH           SOLE              1032132      0      0
GOLDEN STAR RESOURCES LTD     COM                38119T104        7184 3265244 SH           SOLE              3265244      0      0
GREAT BASIN GOLD LTD          COM                390124105       16624 7953918 SH           SOLE              7953918      0      0
IAMGOLD CORPORATION           COM                450913108       14960  797425 SH           SOLE               797425      0      0
IVANHOE MINES                 COM                46579N103       31730 1254163 SH           SOLE              1254163      0      0
JAGUAR MINING INC             COM                47009M103       18492 3868614 SH           SOLE              3868614      0      0
MINEFINDERS                   COM                602900102       13839 1063687 SH           SOLE              1063687      0      0
NEVSUN RESOURCES LTD          COM                64156L101       15271 2511746 SH           SOLE              2511746      0      0
NEW GOLD INC                  COM                644535106       14810 1439252 SH           SOLE              1439252      0      0
NEWMONT MINING CORP           COM                651639106       30348  562317 SH           SOLE               562317      0      0
NORTHERN DYNASTY MINERALS     COM                66510M204       12196 1207482 SH           SOLE              1207482      0      0
PAN AMERICAN SILVER CORP      COM                697900108       10037  324932 SH           SOLE               324932      0      0
SEABRIDGE GOLD INC            COM                811916105       25014  886708 SH           SOLE               886708      0      0
